UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4108

Oppenheimer Government Money Fund/VA

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2019

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies—20.1%
Federal Farm Credit Bank:
2.186%[1]	4/3/19	4/3/19	$2,000,000	$1,999,762
2.407% [US0001M-7.5][2]	4/5/19	11/5/19	5,000,000	4,999,842
2.408% [US0001M-8.5][2]	4/9/19	7/9/19	1,000,000	999,976
2.429% [US0001M-6][2]	4/14/19	8/14/19	3,000,000	2,999,978
2.481%[1]	8/12/19	8/12/19	1,000,000	991,060
2.607% [US0003M-18][2]	4/15/19	10/15/19	9,500,000	9,499,208
2.722%[1]	10/4/19	10/4/19	2,000,000	1,972,617

Federal Home Loan Bank:
1.10%	4/26/19	4/26/19	10,000,000	9,990,764
1.125%	6/21/19	6/21/19	6,000,000	5,981,142
2.354% [US0003M-25.5][2]	6/27/19	6/27/19	2,000,000	1,999,757
2.375% [US0001M-11.5][2]	4/4/19	6/4/19	6,165,000	6,164,497
2.381% [US0001M-11][2]	4/22/19	4/22/19	2,000,000	1,999,980
2.381% [US0001M-10.5][2]	4/24/19	7/24/19	1,000,000	1,000,000
2.384% [US0001M-11.5][2]	4/26/19	4/26/19	3,000,000	3,000,000
2.385% [US0001M-10.5][2]	4/27/19	8/27/19	4,000,000	4,000,000
2.391% [US0001M-10.5][2]	4/28/19	5/28/19	3,000,000	2,999,985
2.393% [US0001M-9][2]	4/5/19	4/5/19	2,000,000	2,000,000
2.394% [US0001M-10.5][2]	4/26/19	5/24/19	1,000,000	1,000,000
2.394% [US0001M-10.5][2]	4/26/19	7/26/19	10,000,000	10,000,000
2.396%[1]	4/9/19	4/9/19	3,100,000	3,098,357
2.402% [US0003M-19.5][2]	6/28/19	6/28/19	5,000,000	5,000,000
2.411% [US0003M-24][2]	5/25/19	11/25/19	4,000,000	3,999,039
2.414%[1]	4/26/19	4/26/19	5,605,000	5,595,658
2.417% [US0001M-6.5][2]	4/17/19	10/17/19	2,000,000	2,000,000
2.419% [US0001M-8][2]	4/26/19	9/26/19	3,000,000	3,000,000
2.436%[1]	6/5/19	6/5/19	1,500,000	1,493,443
2.438%[1]	5/24/19	5/24/19	3,000,000	2,989,298
2.439% [US0001M-6][2]	4/26/19	4/26/19	1,000,000	1,000,000
2.44% [SOFRRATE+1][2]	4/1/19	11/13/19	10,000,000	10,000,000
2.442%[1]	5/31/19	5/31/19	2,000,000	1,991,910
2.443% [US0001M-4.5][2]	4/20/19	6/20/19	13,000,000	13,000,000
2.445%[1]	4/5/19	4/5/19	25,000,000	24,993,250
2.445%[1]	7/15/19	7/15/19	1,500,000	1,489,391
2.45% [SOFRRATE+2][2]	4/1/19	7/17/19	1,000,000	1,000,000
2.457% [US0003M-34][2]	4/9/19	4/9/19	1,000,000	1,000,000
2.46% [SOFRRATE+3][2]	4/1/19	12/6/19	3,000,000	3,000,000
2.465% [SOFRRATE+3.5][2]	4/1/19	2/21/20	2,500,000	2,500,000
2.473% [US0003M-16][2]	6/20/19	6/20/19	5,000,000	5,000,200
2.477% [US0003M-32][2]	4/9/19	4/9/19	6,000,000	5,999,809
2.48% [SOFRRATE+5][2]	4/1/19	1/17/20	1,000,000	1,000,000
2.48%[1]	5/3/19	5/3/19	4,000,000	3,991,289
2.481%[1]	8/16/19	8/16/19	3,000,000	2,972,029
2.483%[1]	9/11/19	9/11/19	1,500,000	1,483,347
2.484%[1]	5/6/19	5/6/19	4,000,000	3,990,472
2.486%[1]	7/31/19	7/31/19	4,000,000	3,966,994
2.488%[1]	7/26/19	7/26/19	3,000,000	2,976,249
2.494%[1]	8/21/19	8/21/19	4,000,000	3,961,139
2.494%[1]	8/23/19	8/23/19	3,000,000	2,970,444
2.504%[1]	5/21/19	5/21/19	4,000,000	3,986,222
2.51%	7/2/19	4/2/20	5,000,000	5,000,000
2.511% [US0003M-26][2]	4/25/19	7/25/19	4,000,000	4,000,000
2.539% [US0003M-26][2]	4/11/19	10/11/19	5,000,000	4,997,694

Federal Home Loan Mortgage Corp.:
1.125%	4/15/19	4/15/19	17,526,000	17,517,157
2.42% [SOFRRATE-1][2]	4/1/19	4/17/19	5,000,000	5,000,000

Federal National Mortgage Assn.:
1.00%	4/25/19	4/25/19	7,500,000	7,492,990
2.55% [SOFRRATE+12][2]	4/1/19	7/30/19	6,000,000	6,000,000

Total U.S. Government Agencies (Cost $253,054,949)				253,054,949
Repurchase Agreements—78.2%
Repurchase Agreements[3] (Cost $982,300,000)			982,300,000	982,300,000

1      OPPENHEIMER GOVERNMENT MONEY FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—1.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[4,5] (Cost $15,643,958)	15,643,958	15,643,958
Total Investments, at Value (Cost $1,250,998,907)	99.5%	1,250,998,907
Net Other Assets (Liabilities)	0.5	5,719,007

Net Assets	100.0%	$1,256,717,914

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Zero coupon bond reflects effective yield on the original acquisition date.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Amherst Pierpont Securities LLC	2.68%	3/28/19	4/8/19	$10,000,000	U.S. Government Agency Mortgages, 3.32%-4.50%, 2/25/23-3/1/49	$(10,208,338)	$10,000,000	$10,008,174
Amherst Pierpont Securities LLC	2.75	3/29/19	4/1/19	26,000,000	U.S. Government Agency Mortgages, 0.00%-4.00%, 3/27/24-11/1/47	(26,526,078)	26,000,000	26,005,959
ASL Capital Markets, Inc.	2.65	3/25/19	4/8/19	2,000,000	U.S. Treasury Nts., 1.00%-2.875%, 11/15/19-8/15/27	(2,042,135)	2,000,000	2,002,093
ASL Capital Markets, Inc.	2.75	3/29/19	4/1/19	145,000,000	U.S. Treasury Bonds, 3.00%, 5/15/45 and U.S. Treasury Nts., 0.125%-3.00%, 11/15/19-5/15/27	(147,933,956)	145,000,000	145,033,290
Cantor Fitzgerald Secured, LLC	2.57	3/12/19	4/12/19	19,000,000	U.S. Treasury Bills, 0.00%, 4/18/19; U.S. Treasury Bonds, 3.00%, 2/15/49; U.S. Treasury Nts., 1.875%-2.50%, 2/28/21-3/15/22 and U.S. Government Agency Mortgages, 0.478%-7.00%, 4/1/37-10/1/48	(19,618,531)	19,000,000	19,042,111
Cantor Fitzgerald Secured, LLC	2.58	2/15/19	4/1/19	7,000,000	U.S. Treasury Bills, 0.00%, 4/18/19; U.S. Treasury Nts., 1.25%-2.75%, 3/31/21-7/31/23 and U.S. Government Agency Mortgages, 0.478%-5.50%, 2/20/34-3/20/49	(7,406,493)	7,000,000	7,022,655
Cantor Fitzgerald Secured, LLC	2.66	3/28/19	4/30/19	7,000,000	U.S. Government Agency Mortgages, 4.00%-5.00%, 2/20/34-3/20/49	(7,157,410)	7,000,000	7,017,069
Cantor Fitzgerald Secured, LLC	2.70	3/26/19	4/2/19	10,000,000	U.S. Government Agency Mortgages, 1.584%-4.00%, 2/1/28-12/20/48	(11,004,155)	10,000,000	10,005,250
Cantor Fitzgerald Secured, LLC	2.75	3/29/19	4/1/19	59,000,000	U.S. Government Agency Mortgages, 0.478%-6.50%, 4/25/22-10/15/58	(64,905,134)	59,000,000	59,013,523
Credit Agricole Corp. & Investment Bank	2.60	3/29/19	4/1/19	3,300,000	U.S. Government Agency Mortgages, 3.00%-3.50%, 9/1/42-2/1/47	(3,366,730)	3,300,000	3,300,715
Deutsche Bank Securities, Inc.	2.60	3/29/19	4/1/19	3,000,000	U.S. Government Agency Mortgages, 3.25%, 3/15/50	(3,300,716)	3,000,000	3,000,650
Guggenheim Securities LLC	2.72	3/26/19	4/2/19	27,000,000	U.S. Government Agency Mortgages, 2.351%-5.00%, 12/1/31-1/1/49	(27,554,566)	27,000,000	27,014,281
Guggenheim Securities LLC	2.75	3/29/19	4/1/19	95,000,000	U.S. Government Agency Mortgages, 2.391%-5.00%, 1/1/27-8/20/65	(96,922,206)	95,000,000	95,021,771
INTL FCStone Financial, Inc.	2.72	3/26/19	4/2/19	43,000,000	U.S. Treasury Bonds, 3.00%, 2/15/49; U.S. Treasury Nts., 1.00%, 8/31/19 and U.S. Government Agency Mortgages, 2.00%-8.007%, 9/1/19-5/20/65	(43,912,977)	43,000,000	43,019,494
INTL FCStone Financial, Inc.	2.72	3/27/19	4/3/19	69,000,000	U.S. Government Agency Mortgages, 0.00%-8.50%, 6/1/19-4/20/64	(70,441,629)	69,000,000	69,026,067
RBC Dominion Securities, Inc.	2.65	3/29/19	4/1/19	3,000,000	U.S. Treasury Nts., 0.00%, 2/15/48	(3,060,689)	3,000,000	3,000,675
South Street Securities LLC	2.46	3/11/19	4/11/19	12,000,000	U.S. Government Agency Mortgages, 1.52%-6.00%, 1/1/20-8/15/59	(12,257,565)	12,000,000	12,017,220
South Street Securities LLC	2.59	3/29/19	4/5/19	225,000,000	U.S. Government Agency Mortgages, 2.259%-5.905%, 11/1/19-5/1/50	(229,549,534)	225,000,000	225,048,563
South Street Securities LLC	2.73	3/26/19	4/2/19	10,000,000	U.S. Government Agency Mortgages, 2.50%-6.625%, 6/1/27-12/15/59	(10,204,641)	10,000,000	10,004,550
South Street Securities LLC	2.75	3/25/19	4/1/19	4,000,000	U.S. Government Agency Mortgages, 1.45%-4.575%, 1/9/20-8/15/47	(4,082,182)	4,000,000	4,002,140

2      OPPENHEIMER GOVERNMENT MONEY FUND/VA

Footnotes to Statement of Investments (Continued)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
South Street Securities LLC	2.75%	3/29/19	4/1/19	$145,000,000	U.S. Treasury Nts., 1.50%-2.75%, 5/15/20-5/31/23 and U.S. Government Agency Mortgages, 1.45%-5.546%, 1/9/20-6/15/59	$(147,933,970)	$145,000,000	$145,033,304
TD Securities (USA) LLC	2.65	3/29/19	4/1/19	58,000,000	U.S. Government Agency Mortgages, 4.00%, 3/1/47-7/1/48	(59,173,065)	58,000,000	58,012,809
						$(1,008,562,700)	$982,300,000	$982,652,363

  a. Includes accrued interest.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2018	Gross Additions	Gross Reductions	Shares March 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	15,554,790	89,168	—	15,643,958

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$15,643,958	$91,532	$—	$—

Glossary:
Counterparty Abbreviations
RBC	RBC Dominion Securities

Currency abbreviations indicate amounts reporting in currencies

Definitions
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

3      OPPENHEIMER GOVERNMENT MONEY FUND/VA

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Government Money Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Agencies	$—	$253,054,949	$—	$253,054,949
Repurchase Agreements	—	982,300,000	—	982,300,000
Investment Company	15,643,958	—	—	15,643,958
Total Assets	$15,643,958	$1,235,354,949	$—	$1,250,998,907

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the

4      OPPENHEIMER GOVERNMENT MONEY FUND/VA

3. Investments and Risks (Continued)

Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements
Amherst Pierpont Securities LLC	$36,014,133	$(36,734,416)	$(720,283)
ASL Capital Markets, Inc.	147,035,383	(149,976,091)	(2,940,708)
Cantor Fitzgerald Secured, LLC	102,100,608	(110,091,723)	(7,991,115)
Credit Agricole Corp. & Investment Bank	3,300,715	(3,366,730)	(66,015)
Deutsche Bank Securities, Inc.	3,000,650	(3,300,716)	(300,066)
Guggenheim Securities LLC	122,036,052	(124,476,772)	(2,440,720)
INTL FCStone Financial, Inc.	112,045,561	(114,354,606)	(2,309,045)
RBC Dominion Securities, Inc.	3,000,675	(3,060,689)	(60,014)
South Street Securities LLC	396,105,777	(404,027,892)	(7,922,115)
TD Securities (USA) LLC	58,012,809	(59,173,065)	(1,160,256)

5      OPPENHEIMER GOVERNMENT MONEY FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Repurchase Agreements (Continued)

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral Received[1]	Net Exposure[2]
	$982,652,363	$(1,008,562,700)

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the

“Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

6      OPPENHEIMER GOVERNMENT MONEY FUND/VA

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Government Money Fund/VA

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/17/2019